Environmental rehabilitation provision	12 Months Ended
Dec. 31, 2022
Environmental rehabilitation provision
Environmental rehabilitation provision
20.	Environmental rehabilitation provision

	2022	2021
	($)	($)
Balance – Beginning of year	53,236	34,601
Acquisition of Tintic	4,599	—
New liabilities	22,353	20,433
Revision of estimates	(5,637)	(1,457)
Accretion expense	3,223	1,192
Settlement of liabilities / payment of liabilities	(3,409)	(1,240)
Currency translation adjustment	1,405	(293)
Balance – End of year	75,770	53,236

Current liabilities	9,738	2,287
Non-current liabilities	66,032	50,949
	75,770	53,236

The environmental rehabilitation provision represents the legal and contractual obligations associated with the eventual closure of the Company’s mining interests, property, plant and equipment and exploration and evaluation assets. As at December 31, 2022, the estimated inflation-adjusted undiscounted cash flows required to settle the environmental rehabilitation amounts to $87 million. The weighted average actualization rate used is 3.88% and the disbursements are expected to be made between 2023 and 2030 as per the current closure plans.